Leases - Maturities of the Company's operating lease liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Maturities of the Company's operating lease liabilities
2025	$ 129	$ 126
2026	88	129
2027		88
Total lease payments	312	343
Less: imputed interest	(32)	(39)
Present value of lease liabilities	280	304
Operating lease liabilities, current portion	106	103	$ 93
Operating lease liabilities, net of current portion	$ 174	$ 201	$ 275